Investment Securities - Summary of Amortized Cost, Gross Unrealized Gains and Losses, and Fair Value of Investment Securities Available for Sale (Detail) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Debt Securities Available For Sale Reconciliation Of Fair Value To Amortized Cost [Line Items]
Amortized Cost	$ 91,942	$ 101,453	$ 121,408
Gross Unrealized Gains	53	2,787	4,161
Gross Unrealized Losses	(6,239)	(457)	(122)
Fair Value	85,756	103,783	125,447
Held-to-Maturity, Amortized Cost	28,816
Gross Unrecognized Gain	0
Gross Unrecognized Losses	(526)
Held-to-maturity, Fair Value	28,290	0
Small Business Administration Loan Pools [Member]
Debt Securities Available For Sale Reconciliation Of Fair Value To Amortized Cost [Line Items]
Amortized Cost	706	1,099	7,835
Gross Unrealized Gains	0	0	198
Gross Unrealized Losses	(13)	(15)	(39)
Fair Value	693	1,084	7,994
Obligations of state and political subdivisions [Member]
Debt Securities Available For Sale Reconciliation Of Fair Value To Amortized Cost [Line Items]
Amortized Cost	44,389	46,115	49,167
Gross Unrealized Gains	50	2,405	2,895
Gross Unrealized Losses	(3,446)	(38)	(3)
Fair Value	40,993	48,482	52,059
Mortgage-backed securities in government-sponsored entities [Member]
Debt Securities Available For Sale Reconciliation Of Fair Value To Amortized Cost [Line Items]
Amortized Cost	46,847	54,239	64,406
Gross Unrealized Gains	3	382	1,068
Gross Unrealized Losses	(2,780)	(404)	(80)
Fair Value	44,070	$ 54,217	$ 65,394
Corporate Debt Securities [Member]
Debt Securities Available For Sale Reconciliation Of Fair Value To Amortized Cost [Line Items]
Held-to-Maturity, Amortized Cost	9,993
Gross Unrecognized Gain	0
Gross Unrecognized Losses	(241)
Held-to-maturity, Fair Value	9,752
Structured mortgage-backed securities
Debt Securities Available For Sale Reconciliation Of Fair Value To Amortized Cost [Line Items]
Held-to-Maturity, Amortized Cost	18,823
Gross Unrecognized Gain	0
Gross Unrecognized Losses	(285)
Held-to-maturity, Fair Value	$ 18,538